DERIVATIVE INSTRUMENTS (Schedule of Notional Amounts of Outstanding Derivative Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivative [Line Items]
Total derivatives	$ 26,174	$ 21,248
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	$ 26,174	$ 21,248